CAPITAL DISCLOSURES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of objectives, policies and processes for managing capital [line items]
Long-term debt, net	$ 22,321	$ 16,788
Equity	$ 31,653	$ 26,267	$ 27,381
Debt to book capitalization	41.00%	39.00%
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	25.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Debt to book capitalization	45.00%